Subsequent Events (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended			3 Months Ended
	Mar. 31, 2013 item	Dec. 31, 2014 item	Dec. 31, 2013 item	Dec. 31, 2012	Mar. 31, 2015
Subsequent Event [Line Items]
Dividends declared and paid per share		$ 1.00	$ 0.88	$ 0.84
Dividends paid amount		$ 42.8	$ 31.5	$ 22.5
Number of aircraft sold	9	8	10
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends declared and paid per share					$ 0.25
Dividends paid amount					$ 10.4
Dividend declared date					Jan. 14, 2015
Dividends payable date					Feb. 20, 2015
Dividend record date					Jan. 30, 2015
A-321-200 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of aircraft purchased					2
A-320-200 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of aircraft purchased					2
B-737-800 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of aircraft sold					3